SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

August 17, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BIF Government Securities Fund and BIF Treasury Fund (File Nos. 2-72724, 811-03205

and 33-37439, 811-06196)

Ladies and Gentlemen:

On behalf of BIF Government Securities Fund and BIF Treasury Fund (the “Funds”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Prospectus of the Funds, dated July 29, 2015, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on July 30, 2015 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5511.

Very truly yours,

/s/ Douglas McCormack
Douglas McCormack

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.